Derivative Instruments and Hedging Activities Derivatives and Hedging Activities - FX Forwards (Details) € in Thousands, $ in Thousands	Sep. 30, 2019 USD ($) € / $	Sep. 30, 2019 EUR (€) € / $
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Investment Owned, Foreign Currency Contract, Current Value | €		€ 9,240
Derivative, Average Forward Exchange Rate | € / $	0.86	0.86
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ (535)
Expected maturity amount of foreign currency derivatives in next fiscal year	3,952
Expected maturity amounts of foreign currency derivatives in year two	$ 6,750